Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following is a summary of the activity related to our Redeemable noncontrolling interests (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Balance at beginning of period	$121.1	$84.7	$13.5
Acquisition of Encompass	—	—	64.5
Net income attributable to noncontrolling interests	14.1	13.8	6.6
Distributions	(7.8)	(7.3)	(8.5)
Contribution to joint venture	—	—	4.3
Change in fair value	10.9	29.9	4.3
Balance at end of period	$138.3	$121.1	$84.7

Reconciliation of Net Income Attributable to Noncontrolling Interests
The following table reconciles the net income attributable to nonredeemable Noncontrolling interests, as recorded in the shareholders’ equity section of the consolidated balance sheets, and the net income attributable to Redeemable noncontrolling interests, as recorded in the mezzanine section of the consolidated balance sheets, to the Net income attributable to noncontrolling interests presented on the consolidated statements of operations (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Net income attributable to nonredeemable noncontrolling interests	$56.4	$55.9	$53.1
Net income attributable to redeemable noncontrolling interests	14.1	13.8	6.6
Net income attributable to noncontrolling interests	$70.5	$69.7	$59.7